Organization and Basis of Accounting (Tables)	12 Months Ended
Dec. 31, 2011
Organization and Basis of Accounting
Schedule of amortization of intangibles over the next five years

Year	Amortization of Above Market Lease Intangibles	Amortization of Below market Lease Intangibles	Amortization of In Place Lease Intangibles	Total

2012	$822	(992)	5,335	5,165
2013	774	(988)	4,627	4,413
2014	700	(848)	4,084	3,936
2015	604	(747)	2,325	2,182
2016	490	(618)	1,534	1,406
Thereafter	1,645	(6,954)	9,008	3,699

Total	$5,035	(11,147)	26,913	20,801